PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 1,187,390
Balance at end of period	1,164,422	$ 1,187,390
Future development costs	863,000	832,000
Salvage costs	41,400	46,600
Capitalized general and administrative expenses	7,000	7,600
Capitalized share-based compensation expense	100	800
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,945,099	2,117,434
Additions	82,250	125,431
Transfer from exploration and evaluation assets	5,601	336
Disposals	(7,736)	(298,102)
Balance at end of period	2,025,214	1,945,099
Accumulated depletion, depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(757,709)	(820,862)
Charge for the year	105,286	120,652
Disposals	4,343	196,955
Impairment (reversal)	2,140	13,150
Balance at end of period	(860,792)	(757,709)
Oil and Natural Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,109,129
Balance at end of period	1,086,194	1,109,129
Oil and Natural Gas Properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,848,673	2,034,954
Additions	77,837	111,485
Transfer from exploration and evaluation assets	5,601	336
Disposals	(7,736)	(298,102)
Balance at end of period	1,924,375	1,848,673
Oil and Natural Gas Properties | Accumulated depletion, depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(739,544)	(806,656)
Charge for the year	100,840	116,693
Disposals	4,343	196,955
Impairment (reversal)	2,140	13,150
Balance at end of period	(838,181)	(739,544)
Operated Facilities
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	65,009
Balance at end of period	66,257	65,009
Operated Facilities | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	68,118	56,060
Additions	3,102	12,058
Transfer from exploration and evaluation assets	0	0
Disposals	0	0
Balance at end of period	71,220	68,118
Operated Facilities | Accumulated depletion, depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,109)	(1,987)
Charge for the year	1,854	1,122
Disposals	0	0
Impairment (reversal)	0	0
Balance at end of period	(4,963)	(3,109)
Office Furniture and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	13,252
Balance at end of period	11,971	13,252
Office Furniture and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	28,308	26,420
Additions	1,311	1,888
Transfer from exploration and evaluation assets	0	0
Disposals	0	0
Balance at end of period	29,619	28,308
Office Furniture and Equipment | Accumulated depletion, depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(15,056)	(12,219)
Charge for the year	2,592	2,837
Disposals	0	0
Impairment (reversal)	0	0
Balance at end of period	$ (17,648)	$ (15,056)